Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Long-Term Debt
December 31 (add 000)	2018	2017
4.25% Senior Notes, due 2024	$396,398	$395,814
7% Debentures, due 2025	124,272	124,180
3.450% Senior Notes, due 2027	296,939	296,628
3.500% Senior Notes, due 2027	494,765	494,352
6.25% Senior Notes, due 2037	228,094	228,033
4.250% Senior Notes, due 2047	591,541	591,688
Floating Rate Senior Notes, due 2019, interest rate of 3.29% and 2.13% at December 31, 2018 and 2017, respectively	299,260	298,102
Floating Rate Senior Notes, due 2020, interest rate of 3.30% and 2.10% at December 31, 2018 and 2017, respectively	298,956	298,227
6.60% Senior Notes, due 2018	-	299,871
Trade Receivable Facility, interest rate of 3.07% at December 31, 2018	390,000	-
Other notes	256	308
Total	3,120,481	3,027,203
Less: current maturities	(390,042)	(299,909)
Long-term debt	$2,730,439	$2,727,294

Schedule of Principal Amount, Effective Interest Rate and Maturity Date for Corporation's Senior Notes

	Principal Amount (add 000)	Effective Interest Rate	Maturity Date
4.25% Senior Notes	$400,000	4.25%	July 2, 2024
7% Debentures	$125,000	7.12%	December 1, 2025
3.450% Senior Notes	$300,000	3.47%	June 1, 2027
3.500% Senior Notes	$500,000	3.53%	December 15, 2027
6.25% Senior Notes	$230,000	6.45%	May 1, 2037
4.250% Senior Notes	$600,000	4.27%	December 15, 2047
Floating Rate Senior Notes, due 2019	$300,000	Three-month LIBOR + 0.50%	December 20, 2019
Floating Rate Senior Notes, due 2020	$300,000	Three-month LIBOR + 0.65%	May 22, 2020

Schedule of Corporation's Long-Term Debt Maturities

The Company’s long-term debt maturities for the five years following December 31, 2018, and thereafter are:

(add 000)
2019	$390,042
2020	299,015
2021	65
2022	90
2023	299,260
Thereafter	2,132,009
Total	$3,120,481